Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 12 – INCOME TAXES
Income tax expense for the years ended December 31, 2019 and 2018 is shown as follows:

	For the Years ended December 31,
(In thousand $)	2019	2018
Current state provision	$—	$(1,124)
Deferred state provision	—	—
Valuation allowance	—	—
Current federal provision	—	—
Deferred federal provision	—	—
Total tax provision	$—	$(1,124)
The significant components of the Company’s deferred tax assets and liabilities at December 31, 2019 and 2018 are as follows:

	December 31,
(In thousand $)	2019	2018
Federal net operating losses	$6,516	$5,669
State net operating losses	184	31
Stock options	664	646
Federal tax credit	190	190
Amortization	181	198
Depreciation	31	20
Accrued expenses	47	4
Contributions	5	10
Other	32	62
Total gross deferred tax assets/(liabilities)	7,850	6,830
Less valuation allowance	(7,850)	(6,830)
Net deferred tax assets/(liabilities)	$—	$—
The income tax benefit for the years ended December 31, 2019 and 2018 differed from the amounts computed by applying the U.S. federal income tax rate of 21% to loss before tax benefit as a result of nondeductible expenses, utilization of New Jersey net operating loss carryforwards, and increases in the Company’s valuation allowance.

	For the Years Ended December 31,
(In thousand $)	2019	2018
Federal statutory tax benefit	$(894)	$(676)
Sale of NJ NOL credits	—	(1,124)
Permanent differences	9	30
State taxes	1	2
True up	(61)	53
Valuation allowance	947	591
Effective tax rate dollars	$2	$(1,124)
Effective tax rate percentage	1.96%	34.74%
A valuation allowance is required to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. After consideration of the available evidence, both positive and negative, the Company determined that valuation allowances of $7.9 million and $6.8 million at December 31, 2019 and 2018, respectively, were necessary to reduce the deferred tax assets to the amount that will more likely than not be realized.
At December 31, 2019 and 2018, the Company had approximately $31.0 million and $27.0 million of gross federal net operating loss carry-forwards, respectively. At December 31, 2019 and 2018, the Company had approximately $11.7 million and $6.7 million of gross state net operating loss carry-forwards, respectively.
At December 31, 2019, the Company had approximately $23.7 million of federal net operating loss carryforwards subject to expiration beginning in 2027 and had approximately $2.6 million of state net operating loss carry-forwards subject to expiration beginning in 2027, while there are approximately $7.3 million of federal net operating loss carry-forwards which do not expire.
The utilization of such net operating loss carry-forwards and realization of tax benefits in future years depends predominantly upon having taxable income. The Company also has approximately $190 of federal research and development credits which will begin to expire in 2033 if not utilized. The Company has sold a portion of its state NOLs under the State of New Jersey’s Technology Business Tax Certificate Transfer Program in 2018.
The Company may be subject to the net operating loss provisions of Section 382 of the Internal Revenue Code. The Company has not calculated if an ownership change has occurred. The effect of an ownership change would be the imposition of an annual limitation on the use of NOL carryforwards attributable to periods before the change. The amount of the annual limitation depends upon the value of the Company immediately before the change, changes to the Company’s capital during a specified period, and the federal published interest rate.
The Company files a United States federal tax return plus state tax returns in New Jersey, New York, Pennsylvania, Virginia and Vermont. The federal and state income tax returns of the company for 2017, 2018 and 2019 are subject to examination by the IRS and state taxing authorities, generally for three years after they were filed. In addition, federal net operating losses arising from prior years are also subject to examination at the time they are utilized in future years. Interest and penalties, if any, as they relate to income taxes assessed, are included in the income tax provision. There was no income tax related interest and penalties included in the income tax provision for 2019 and 2018.